Note 3 - Net Loss Per Share 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended
	September 30,
	2019	2018
Net loss	$(571,482)	$(607,999)
Shares used to compute net loss per share:
Weighted average common shares outstanding	549,958	597,663
Weighted average common shares subject to restrictions	—	—
Weighted average shares used to compute basic and diluted net loss per share	549,958	597,663
Net loss per share - basic and diluted	$(1.04)	$(1.02)
	Nine months ended
	September 30,
	2019	2018
Net loss	$(1,496,376)	$(2,080,931)
Shares used to compute net loss per share:
Weighted average common shares outstanding	549,958	559,337
Weighted average common shares subject to restrictions	—	—
Weighted average shares used to compute basic and diluted net loss per share	549,958	559,337
Net loss per share - basic and diluted	$(2.72)	$(3.72)

	Year ended
	December 31,
	2018	2017
Net loss	$(2,996,494)	$(3,690,146)
Shares used to compute net loss per share:
Weighted average common shares outstanding	568,604	365,491
Weighted average common shares subject to restrictions	—	—
Weighted average shares used to compute basic and diluted net loss per share	568,604	365,491
Net loss per share - basic and diluted	$(5.27)	$(10.10)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Nine months ended
	September 30,
	2019	2018
Warrants to purchase common stock	213,750	213,750
Options to purchase common stock	97,969	31,563
RSU’s	-	68,750
Total excluded securities	311,719	314,063

	Year ended
	December 31,
	2018	2017
Warrants to purchase common stock	213,750	21,875
Potentially convertible common stock underlying senior debenture	—	67,500
Options to purchase common stock	30,781	31,562
RSUs	67,188	—
Series A Preferred stock	—	10,500
Series A-1 Preferred stock	—	37,500
	311,719	168,937